UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22713

Aetna Multi-Strategy 1099 Fund
(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Victor Fontana
c/o Registered Fund Solutions, LLC
125 Maiden Lane
New York, NY 10038
(Name and address of agent for service)

registrant's telephone number, including area code: (212) 240-9721

Date of fiscal year end: March 31

Date of reporting period: March 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

AETNA MULTI-STRATEGY 1099 FUND

(a Delaware Statutory Trust)

Financial Statements

For the Year Ended March 31, 2014

AETNA MULTI-STRATEGY 1099 FUND

(a Delaware Statutory Trust)

For the Year Ended March 31, 2014

Table of Contents

Report of Independent Registered Public Accounting Firm	1
Schedule of Investments	2
Statement of Assets, Liabilities and Shareholders' Equity	3
Statement of Operations	4
Statements of Changes in Shareholders' Equity	5
Statement of Cash Flows	6
Financial Highlights	7
Notes to Financial Statements	8-15
Fund Management (unaudited)	16-17
Other Information (unaudited)	18-20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of

Aetna Multi-Strategy 1099 Fund

We have audited the accompanying statement of assets, liabilities, and shareholders' equity of Aetna Multi-Strategy 1099 Fund (the "Fund"), including the schedule of investments in securities, as of March 31, 2014, and the related statements of operations and cash flows for the year then ended, and the statements of changes in shareholders' equity and financial highlights for the year ended March 31, 2014 and for the period from August 1, 2012 (Commencement of Operations) to March 31, 2013. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2014, by correspondence with the management of the investment funds and confirmation with the custodian of the Fund. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Aetna Multi-Strategy 1099 Fund as of March 31, 2014, the results of its operations and its cash flows for the year then ended, and the changes in shareholders' equity and financial highlights for the year ended March 31, 2014 and for the period from August 1, 2012 (Commencement of Operations) to March 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

/s/ Rothstein Kass

Roseland, New Jersey

May 29, 2014

1

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Schedule of Investments
March 31, 2014

				Redemptions	Redemption
Investments in Underlying Funds (94.64%)	Shares	Cost	Fair Value	Permitted	Notice Period
Event Driven (15.16%)
Nokota Capital Offshore Fund, Ltd., Founders Series A [a,b]	1,551	$1,775,000	$2,483,573	Quarterly [c,e,j]	90 Days
Roystone Capital Offshore Fund Ltd., Class A [a,b]	1,344	1,500,000	1,559,888	Quarterly [c]	90 Days
Silver Point Capital Offshore Fund, Ltd., Class H [a,b]	320	3,200,000	4,125,016	Annually [d]	90 Days
Total Event Driven			8,168,477

Global Macro (12.01%)
Discovery Global Opportunity Fund, Ltd., Class A [a,b]	25,805	2,800,000	3,401,796	Semi-annually	60 Days
Kepos Alpha Fund Ltd., Class A-R [a,b]	1,657	1,650,000	1,528,020	Quarterly [i]	65 Days
Meru Cayman HFF, Ltd., Class A [a,b]	1,467	1,475,000	1,542,592	Quarterly [h]	45 Days [h]
Total Global Macro			6,472,408

Hedged Equity (30.23%)
Black Diamond Thematic Ltd., Series A [a,b]	18,500	1,850,000	1,845,267	Quarterly	60 Days
Criterion Capital Partners, Ltd., Class A1 [a,b]	5,797	1,400,000	1,593,241	Monthly	45 Days
Hirzel Capital Fund (Offshore), Ltd., Class A a,b	1,509	1,750,000	1,889,732	Quarterly [d,e,k]	45 Days
JAT Capital Offshore Fund, Ltd., Series A1 [a,b]	1,468	1,875,000	2,084,150	Quarterly [d]	45 Days
MW Global Opportunities Fund, Class B [a,b]	14,298	1,750,000	1,769,497	Monthly	30 Days
Third Point Ultra, Ltd., Class C [a,b]	611	1,760,000	2,951,479	Quarterly [d]	60 Days
Tiger Eye Fund, Ltd., Class A [a,b]	1,700	1,700,000	1,704,464	Quarterly	60 Days
Visium Balanced Offshore Fund, Ltd., Class A [a,b]	925	1,875,000	2,448,529	Quarterly [d]	60 Days
Total Hedged Equity			16,286,359

Relative Value (37.24%)
Blue Mountain Credit Alternatives Fund Ltd., Class S [a,b]	8,905	800,000	909,003	Quarterly [c]	90 Days
Citadel Kensington Global Strategies Fund Ltd. [a,b]	3,603	3,611,484	5,000,336	Quarterly	45 Days
D.E. Shaw Composite International Fund, Collective Liquidity Class [a,b]	N/Ag	923,000	998,094	Quarterly [d]	75 Days
D.E. Shaw Oculus International Fund, Collective Liquidity Class [a,b]	N/Ag	2,200,000	2,391,972	Quarterly [d]	75 Days
Encompass Capital Fund Offshore Ltd., Class A [a,b]	400	400,000	407,713	Quarterly [c]	45 Days
GSA Capital International Fund Ltd., Class A [a,b]	17,903	2,800,000	3,327,047	Quarterly	60 Days
Metacapital Mortgage Opportunities Fund, Ltd., Class E1 [a,b]	2,071	2,100,000	2,441,706	Quarterly [c]	60 Days
Millennium International, Ltd., Class EE [a,b]	2,248	2,400,000	2,899,147	Quarterly [c]	90 Days
OxAM Quant Fund (International) Limited, Series C a,b	968	1,800,000	1,690,839	Monthly [d]	30 Days
Total Relative Value			20,065,857
Total Investments in Underlying Funds (cost $43,394,484) (94.64%)			$50,993,101
Short-Term Investments (3.24%)
Fidelity Institutional Money Market Treasury Portfolio, Class I, 0.01% [f]		$1,744,292	$1,744,292
Total Short-Term Investments (cost $1,744,292) (3.24%)			$1,744,292

Total Investments (cost $45,138,776) (97.88%)			$52,737,393

Other assets less Liabilities (2.12%)			1,140,976
Net Assets - 100.00%			$53,878,369

[a]	Non-income producing.
[b]	Underlying Funds are issued in private placement transactions and as such are restricted as to resale.
[c]	The Underlying Fund can institute a gate provision on redemptions at the investor level of 17% - 25% of the fair value of the investment in the Underlying Fund.
[d]	The Underlying Fund can institute a gate provision on redemptions at the fund level of 8% - 25% of the fair value of the investment in the Underlying Fund.
[e]	Withdrawals from the Underlying Fund are permitted after a one year lock-up period from the date of the initial investment.
[f]	The rate shown is the annualized 7-day yield as of March 31, 2014.
[g]	The Fund is not share or unit based and therefore does not hold shares or units, but instead has a member's capital balance.
[h]	The redemption notice period will change from 15 days to 45 days after the one-year anniversary. Redemption frequency will change from monthly to quarterly after the one-year anniversary.
[i]	In addition to quarterly withdrawals, monthly withdrawals are also permitted from the Underlying Fund at a limited amount of 33% of the net asset value held by the shareholder subject to a .20% redemption fee on the proceeds.
[j]	Approximately 20.73% of the investment is available November 1, 2014 and 5.53% is available December 1, 2014.
[k]	Approximately 23.48% of the investment is available July 1, 2014, 34.11% is available August 1, 2014, 28.63% is available October 1, 2014 and 13.78% is available January 1, 2015.

The accompanying notes are an integral part of these Financial Statements.

2

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Statement of Assets, Liabilities and Shareholders' Equity
March 31, 2014

Assets
Investments in underlying funds, at fair value (cost $43,394,484)	$50,993,101
Cash equivalents	1,744,292
Receivable for investments sold	1,095,275
Investments in Underlying Funds paid in advance	250,000
Dividends receivable	16
Prepaid assets	2,704
Total Assets	$54,085,388

Liabilities
Management fee payable	103,627
Servicing fee payable	44,834
Accounting and administration fees payable	29,559
Professional fees payable	6,287
Platform Manager fee payable	8,974
Custody fees payable	4,604
Blue sky fees payable	3,979
Chief Compliance Officer fees payable	259
Other fees payable	4,896
Total Liabilities	207,019

Shareholders' Equity	$53,878,369

Shareholders' Equity consists of:
Shareholders' Equity paid-in	$52,914,031
Distributions in excess of net investment income	(6,073,974)
Accumulated net realized loss on investments	(560,305)
Accumulated net unrealized appreciation on investments	7,598,617

Total Shareholders' Equity	$53,878,369

Number of Shares Outstanding	526,650.738

Net Asset Value per Share	$102.30

The accompanying notes are an integral part of these Financial Statements.

3

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Statement of Operations
For the Year Ended March 31, 2014

Income
Dividend	$101

Expenses
Management fee	733,459
Servicing fee	244,327
Accounting and administration fees	131,092
Professional fees	67,286
Platform Manager fee	48,907
Directors' fees	26,667
Custody fees	14,300
Insurance fees	13,467
Chief Compliance Officer fees	10,000
Blue sky fees	5,000
Other fees	35,262
Total Operating Expenses	1,329,767

Expense Waivers	(109,373)

Net Expenses	1,220,394

Net Investment Loss	(1,220,293)

Net Realized Loss and Change in Unrealized Appreciation on Investments
Net realized loss on investments	(64,983)
Net change in unrealized appreciation on investments	3,552,690
Net Realized Loss and Change in Unrealized Appreciation on Investments	3,487,707

Net Increase in Shareholders' Equity from Operations	$2,267,414

The accompanying notes are an integral part of these Financial Statements.

4

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Statements of Changes in Shareholders' Equity

		Period from August 1, 2012
	For the Year Ended	(Commencement of Operations)
	March 31, 2014	to March 31, 2013
Operations
Net investment loss	$(1,220,293)	$(711,443)
Net realized loss on investments	(64,983)	-
Net change in unrealized appreciation on investments	3,552,690	4,045,927
Net change in shareholders' equity from operations	2,267,414	3,334,484

Distributions to Shareholders
From net investment income	(3,681,202)	(1,121,428)
Net change in shareholders' equity from distributions to shareholders	(3,681,202)	(1,121,428)

Capital Share Transactions
Proceeds from sale of shares	6,120,766	42,163,000
Reinvested distributions	3,673,907	1,121,428
Net change in shareholders' equity from capital share transactions	9,794,673	43,284,428

Total Increase	8,380,885	45,497,484

Shareholders' Equity
Beginning of period	45,497,484	-
End of period (including distributions in excess of net investment income of ($6,073,974) and ($1,544,462), respectively)	$53,878,369	$45,497,484

The accompanying notes are an integral part of these Financial Statements.

5

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Statement of Cash Flows
For the Year Ended March 31, 2014

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Shareholders' Equity from Operations	$2,267,414
Adjustments to reconcile Net Increase in Shareholders' Equity from
Operations to net cash used in operating activities:
Net realized loss on investments	64,983
Net change in unrealized appreciation on investments	(3,552,690)
Purchases of long-term investments	(13,423,000)
Proceeds from investments sold	10,535,017
Changes in operating assets and liabilities:
Increase in receivable for investments sold	(1,095,275)
Increase in investments in Underlying Funds paid in advance	(250,000)
Increase in dividends receivable	(8)
Decrease in prepaid assets	8,074
Increase in management fee payable	18,922
Increase in servicing fee payable	7,269
Increase in accounting and administration fees payable	7,719
Decrease in professional fees payable	(17,701)
Increase in Platform Manager fee payable	1,490
Increase in custody fees payable	2,530
Increase in blue sky fees payable	3,565
Decrease in Chief Compliance Officer fees payable	(574)
Increase in other fees payable	2,755
Net Cash Used in Operating Activities	(5,419,510)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of shares	6,120,766
Distributions to shareholders, net of reinvestments	(7,295)
Net Cash Provided by Financing Activities	6,113,471

Net change in cash equivalents	693,961

Cash equivalents at beginning of period	1,050,331

Cash Equivalents at end of period	$1,744,292

Supplemental disclosure of reinvested distributions	$3,673,907

The accompanying notes are an integral part of these Financial Statements.

6

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Financial Highlights

		Period from August 1, 2012
	Year Ended	(Commencement of Operations)
	March 31, 2014	to March 31, 2013
Net Asset Value, Beginning of Period	$105.28	$100.00	(1)
Income from investment operations:
Net investment loss	(0.21)	(0.86)
Net realized and unrealized gain on investments	4.97	8.85
Total from investment operations:	4.77	7.99

Distributions to shareholders
Net change in shareholders' equity due to distributions to shareholders	(7.75)	(2.71)

Net Asset Value, End of Period	$102.30	$105.28

Total Return (2)	4.6%	8.1	%(3)

Shareholders' Equity, end of period (in thousands)	$53,878	$45,497
Net investment loss to average net assets	(2.5)%	(2.5	)%(4)
Ratio of gross expenses to average net assets (5)	2.7%	2.8	%(4)
Ratio of expense waiver to average net assets	(0.2)%	(0.3)	%(4)
Ratio of net expenses to average net assets	2.5%	2.5	%(4)
Portfolio Turnover	22.6%	0.0	%(3)

(1)	The net asset value as of the beginning of the period, August 1, 2012 (Commencement of Operations) represents the initial net asset value per common share of $100.00.
(2)	Total Return based on Net Asset Value is the combination of changes in net asset value and reinvested dividend income at net asset value, if any.
(3)	Not annualized.
(4)	Annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by the Investment Manager.

The accompanying notes are an integral part of these Financial Statements.

7

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Notes to Financial Statements – March 31, 2014

1. ORGANIZATION

Aetna Multi-Strategy 1099 Fund (the “Fund”) was organized as a Delaware statutory trust on June 11, 2012 and commenced operations on August 1, 2012. The Fund is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund is managed by Aetna Capital Management, LLC (the “Investment Manager”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Fund’s investment objective is to generate superior risk adjusted returns while preserving capital during adverse market environments. The Investment Manager intends to maintain low correlations and beta to global fixed income and equity markets and to exhibit relatively low volatility when compared to global equity markets. The Fund seeks to achieve its investment objective by allocating its capital, directly and indirectly, to a diverse group of independent investment managers that pursue a variety of non-traditional investment strategies (the “Underlying Managers”). The Fund will invest its assets, directly and indirectly, in a portfolio of investment funds that may or may not be registered under the Investment Company Act or other collective investment schemes (the “Underlying Funds”).

The Board of Trustees of the Fund (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

a. Valuation of Investments

The Board has established a Valuation Committee to oversee the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments in direct investments and Underlying Funds at fair value.

The valuations of investments in Underlying Funds are supported by information received from the Underlying Funds such as monthly net asset values, investor reports, and audited financial statements, when available.

In accordance with the Valuation Procedures, fair value as of each month-end or other applicable accounting periods, as applicable, ordinarily, as a practical expedient, will be the value determined as of such date by each Underlying Fund in accordance with the Underlying Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in an Underlying Fund will represent the amount that the Fund could reasonably expect to receive from the Underlying Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the Underlying Fund does not report a month-end value to the Fund on a timely basis, the Fund will determine the fair value of such Underlying Fund based on the most recent final or estimated value reported by the Underlying Fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund’s assets and the receipt of valuation information from the Underlying Manager of an Underlying Fund.

If it is probable that the Fund will sell an investment at an amount different from the net asset valuation or in other situations where the month end valuation of the Underlying Fund is not available, or when the Fund believes alternative valuation techniques are more appropriate, the Investment Manager and the Valuation Committee may consider other factors, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in determining fair value.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

8

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Notes to Financial Statements – March 31, 2014 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Valuation of Investments (continued)

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices (unadjusted) in active markets for identical assets and liabilities
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term, generally within the next calendar quarter for Underlying Funds, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the net asset value in the “near term”, these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than 90 days

Investment	Level 1	Level 2	Level 3	Total
Underlying Funds
Event Driven	$-	$847,827	$7,320,650	$8,168,477
Global Macro	-	3,070,612	3,401,796	6,472,408
Hedged Equity	-	14,396,627	1,889,732	16,286,359
Relative Value	-	15,605,716	4,460,141	20,065,857
Cash Equivalents	1,744,292	-	-	1,744,292
Total	$1,744,292	$33,920,782	$17,072,319	$52,737,393

The Investment Manager generally categorizes the investment strategies of the Underlying Funds into four broad investment strategy categories. Event driven strategies involve investing in opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcies, recapitalizations, and share buybacks. A global asset allocation or global macro strategy seeks to dynamically allocate capital to relatively short-term trading opportunities around the world. A long/short equity or hedged equity strategy utilizes stock selection skills to identify companies that have the potential to perform well and those that are expected to do poorly. This strategy is intended to generate strong returns during rising equity markets and reduce losses during falling equity markets. Relative value investment strategies attempt to profit from pricing inefficiencies between related securities in various financial markets, including stocks, bonds, commodities, and futures.

The Underlying Funds compensate their respective Underlying Fund Managers through management fees of up to 2.5% annually of shareholders’ capital and incentive allocations of up to 25% of profits, subject to loss carryforward provisions, as defined in the respective Underlying Funds’ agreements. Depending on the profitability and asset size of certain Underlying Fund Managers, management of those Underlying Fund Managers may receive variable management and incentive fees as defined in the respective Underlying Fund Managers’ agreements. These variable fees may diverge from the aforementioned fee levels.

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”), which includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose quantitative information about the unobservable inputs used in fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy.

9

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Notes to Financial Statements – March 31, 2014 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Valuation of Investments (continued)

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments in Underlying Funds held by the Fund as of March 31, 2014:

Investments	Fair Value as of 3/31/14	Valuation Technique	Liquidity of Investments	Adjustments to Net Asset Value**
Underlying Funds
Event Driven	$7,320,650	Net Asset Value as Practical Expedient*	Greater than 90 days	None
Global Macro	3,401,796	Net Asset Value as Practical Expedient*	Greater than 90 days	None
Hedged Equity	1,889,732	Net Asset Value as Practical Expedient*	Greater than 90 days	None
Relative Value	4,460,141	Net Asset Value as Practical Expedient*	Greater than 90 days	None
Total Investments	$17,072,319

*	Unobservable valuation input.

**	Amounts represent adjustments, if any, made to net asset value provided by the investment manager or administrator of the Underlying Funds. Adjustments to the practical expedient net asset value may be made under certain circumstances including, but not limited to, the following:

•	The practical expedient net asset value received is not as of the Fund’s measurement date.

•	It is probable that the Underlying Fund will be sold at a value significantly different than the reported expedient net asset value.

•	It is determined by the Valuation Committee that the Underlying Fund is not being valued at fair value by the Underlying Fund.

The following is a roll-forward reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

Underlying Funds
Balance as of April 1, 2013	$16,196,163
Gross Purchases	4,675,000
Gross Sales	(2,593,975)
Net Realized Gain/(Loss)	168,049
Unrealized Appreciation	1,308,812
Transfers out of Level 3	(2,681,730)
Balance as of March 31, 2014	$17,072,319

The amount of the net unrealized appreciation for the year ended March 31, 2014 relating to investments in Level 3 assets still held at March 31, 2014 is $1,375,914, which is included as a component of net change in unrealized appreciation on investments in the accompanying Statement of Operations. Transfers into and out of all levels are determined at the end of the reporting period.

As of March 31, 2014 the Fund had outstanding investment commitments to Underlying Funds totaling $650,000.

10

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Notes to Financial Statements – March 31, 2014 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Valuation of Investments (continued)

During the year ended March 31, 2014 the Fund did not have any significant transfers between Levels 1 and 2 of the fair value hierarchy. The Fund records all transfers at the end of each reporting period. Transfers between Levels 2 and 3 will generally relate to a change in the liquidity restrictions of the Underlying Funds.

b. Investment Income

Dividend income is recorded when earned.

c. Fund Expenses

The Fund will pay all of its expenses, or reimburse the Investment Manager or its affiliates to the extent they have previously paid such expenses on behalf of the Fund. The expenses of the Fund include, but are not limited to, any fees and expenses in connection with the offering and issuance of shares of beneficial interest (“Shares”) of the Fund; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account such as direct and indirect expenses associated with the Fund’s investments, and enforcing the Fund’s rights in respect of such investments; all fees and expenses reasonably incurred in connection with the operation of the Fund, such as investment management fee; servicing fee; platform manager fee; legal fees; auditing fees; accounting, administration, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; trustees’ fees; and expenses of meetings of the Board.

d. Income Tax Information & Distributions to Shareholders

The Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and any net realized gains to its shareholders (“Shareholders”). Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions expected to be taken in the Fund’s tax returns, as defined by Internal Revenue Service (the “IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. During the year ended March 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. At March 31, 2014, the tax years ended December 31, 2012 and December 31, 2013 remain open to examination by the IRS. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting RICs, including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

11

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Notes to Financial Statements – March 31, 2014 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Income Tax Information & Distributions to Shareholders (continued)

Additionally, U.S. GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  Permanent differences between book and tax basis are attributable to certain non-deductible expenses for tax purposes, including certain offering, organizational, and registration expenses.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended March 31, 2014, the following amounts were reclassified:

Shareholders’ Equity paid-in	$123,339
Accumulated net investment income (loss)	371,983
Accumulated net realized gains (losses) on investments	(495,322)

At March 31, 2014, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of the year end were as follows:

Gross unrealized appreciation	$299,998
Gross unrealized depreciation	(369,735)
Net unrealized appreciation/(depreciation)	$(69,737)
Tax cost	$52,807,130

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of March 31, 2014, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$1,587,450
Undistributed long-term capital gains	-
Tax accumulated earnings	1,587,450
Accumulated capital and other losses	(553,375)
Unrealized appreciation (depreciation)	(69,737)
Other differences	-
Distributable net earnings (deficit)	$964,338

The tax character of distributions paid during the fiscal year ended March 31, 2014 and March 31, 2013 was as follows:

Distributions paid from:	2014	2013
Ordinary income	$3,681,202	$1,121,428

As of March 31, 2014 the Fund had net capital loss carryforwards which are available to offset future net capital gains, if any:

	Short Term	Long Term
Non-Expiring	$268,521	$264,068

As of March 31, 2014 the Fund had $20,786 of post-October losses which are deferred until fiscal year 2015 for tax purposes. Net capital loss incurred after October 31, and within the taxable year are deemed to rise on the first day of the Fund’s next taxable year.

e. Cash and Cash Equivalents

Cash equivalents include highly liquid investments (e.g., treasuries, commercial paper, etc.) with a remaining maturity of 90 days or less. These cash equivalents are valued by the Investment Manager at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures. Cash equivalents held in interest bearing money market accounts, at times, may exceed federally insured limits.  The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

12

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Notes to Financial Statements – March 31, 2014 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

f. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g. Disclosures about Offsetting Assets and Liabilities

In January 2013, FASB issued ASU 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” This update gives additional clarification to FASB ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities.” The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

The Fund has entered into an investment management agreement with the Investment Manager. In consideration of the advisory and other services provided by the Investment Manager to the Fund, the Fund pays the Investment Manager an investment management fee equal to 1.5% on an annualized basis of the Fund’s net asset value as of each month-end, subject to certain adjustments.

The Investment Manager has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the total annual expenses (excluding taxes, interest, brokerage commissions, certain transaction-related expenses, extraordinary expenses, and any acquired fund fees and expenses) do not exceed 2.5% on an annualized basis (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit. The Expense Limitation Agreement became effective at the commencement of the Fund’s operations on August 1, 2012 and automatically renews for consecutive one-year terms unless sooner terminated. Either the Fund or the Investment Manager may terminate the Expense Limitation Agreement upon 30 days’ written notice. For the year ended March 31, 2014, the Investment Manager waived fees of $109,373. At March 31, 2014, $77,306 is subject for recoupment through March 31, 2016, and $109,373 is subject for recoupment through March 31, 2017.

Registered Fund Solutions, LLC (the “Platform Manager”), a Delaware limited liability company, acts as the Fund’s Platform Manager pursuant to a Platform Manager agreement between the Fund and the Platform Manager. The Platform Manager receives a monthly fee of 0.1% of the Fund’s net assets as of each month-end, subject to an annual minimum of $42,000.

Foreside Fund Services, LLC acts as placement agent (the “Placement Agent”) to the Fund.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the year ended March 31, 2014 were $10,000.

4. RELATED PARTY TRANSACTIONS AND OTHER

The Investment Manager or one of its affiliates acts as the servicing agent and receives a monthly servicing fee (the “Servicing Fee”) equal to 0.5% on an annualized basis of the Fund’s net asset value as of each month-end. For the year ended March 31, 2014, the Servicing Fee was $244,327.

The Investment Manager and/or its affiliates may make payments to selected affiliated or unaffiliated third parties (including the parties who have entered into selling agreements with the Placement Agent) from time to time in connection with the distribution of Shares and/or the servicing of Shareholders and/or the Fund. These payments will be made out of the Investment Manager’s and/or affiliates’ own assets and will not represent an additional charge to the Fund.

At March 31, 2014, Shareholders who are affiliated with the Investment Manager owned $45,231,806 (or 83.95% of net assets) of the Fund.

13

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Notes to Financial Statements – March 31, 2014 (continued)

5. ADMINISTRATION AND CUSTODY AGREEMENT

J.D. Clark & Company, a division of UMB Fund Services, Inc., serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. The Fund pays a monthly fee to the Administrator based upon average net assets, subject to certain minimums. For the year ended March 31, 2014, the total administration fees were $131,092.

UMB Bank, N.A. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub-custodians, securities depositories and clearing agencies.

6. INVESTMENT TRANSACTIONS

For the year ended March 31, 2014, total purchases amounted to $13,423,000 and sales amounted to $10,535,017.

7. CAPITAL SHARE TRANSACTIONS

Shares will generally be offered for purchase as of the first day of each calendar month at the Fund’s then-current net asset value per Share (determined as of the close of the preceding month), except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. Transactions in shares were as follows:

Shares outstanding, August 1, 2012 (commencement of operations)	-
Shares issued	421,080.544
Shares reinvested	11,075.833
Shares outstanding, March 31, 2013	432,156.377
Shares issued	58,376.523
Shares reinvested	36,117.838
Shares outstanding, March 31, 2014	526,650.738

8. REPURCHASE OF SHARES

At the discretion of the Board and provided that it is in the best interests of the Fund and Shareholders to do so, the Fund intends to provide a limited degree of liquidity to the Shareholders by conducting written repurchase offers generally quarterly, with a Valuation Date (as defined below) on or about March 31, June 30, September 30 and December 31 of each year. In each repurchase offer, the Fund may offer to repurchase its Shares at their net asset value as determined as of approximately March 31, June 30, September 30 and December 31, of each year, as applicable (each, a “Valuation Date”).  In determining whether the Fund should offer to repurchase Shares, the Board will consider, among other things, the recommendation of the Investment Manager. Each repurchase offer ordinarily will be limited to the repurchase of approximately 10% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered.  A Shareholder participating in a repurchase offer may be subject to a repurchase fee payable to the Fund equal to 2.0% of the amount requested if such Shareholder has been a Shareholder for less than 12 months prior to the valuation date.  There can be no assurance that the Fund will make such repurchase offers, nor that Shareholders tendering Shares for repurchase in any offer will have all of their tendered Shares repurchased by the Fund.

9. RISK FACTORS

The Fund is subject to substantial risks, including market risks, strategy risks and underlying manager risks.  Underlying Funds generally will not be registered as investment companies under the Investment Company Act and, therefore, the Fund will not be entitled to the various protections afforded by the Investment Company Act with respect to its investments in the Underlying Funds.  While the Investment Manager will attempt to moderate any risks of securities activities of the Underlying Managers, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses.  The Investment Manager will not have any control over the Underlying Managers, thus there can be no assurances that an Underlying Manager will manage its Underlying Funds in a manner consistent with the Fund’s investment objective.  There may also be certain conflicts of interest relevant to the management of the Fund, arising out of, among other things, activities of the Investment Manager, its affiliates and employees with respect to the management of accounts for other clients as well as the investment of proprietary assets. Various other types of risks are also associated with investment in the Fund, including risks relating to the fund of funds structure of the Fund, risks relating to compensation arrangements

14

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Notes to Financial Statements – March 31, 2014 (continued)

9. RISK FACTORS (continued)

and risks relating to the limited liquidity of the Shares. A further discussion of the risks associated with an investment in the Fund is provided in the Fund’s Confidential Private Placement Memorandum and Statement of Additional Information. An investment in the Fund should only be made by investors who understand the risks involved and who are able to withstand the loss of the entire amount invested.

10. INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that provide general indemnifications.  The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the Fund expects the risk of loss from such claims to be remote.

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events that require disclosure in the financial statements except that the outstanding investment commitments of $650,000 were successfully paid for on April 1, 2014.

15

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Fund Management (unaudited) – March 31, 2014

The identity of the members of the Board and brief biographical information as of March 31, 2014 is set forth below. The Fund’s Statement of Additional Information includes additional information about the membership of the Board.

INDEPENDENT TRUSTEES

Name, Address and YEAR OF BIRTH	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held By TRUSTEES	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE OR OFFICER
David G. Lee Year of Birth: 1952 c/o Registered Fund Solutions, LLC 125 Maiden Lane New York, NY 10038	Trustee	Since Inception	President and Director, Client Opinions, Inc. (2003 - 2012); Chief Operating Officer, Brandywine Global Investment Management (1998-2002)	4

Robert Seyferth Year of Birth: 1952 c/o Registered Fund Solutions, LLC 125 Maiden Lane New York, NY 10038	Trustee	Since Inception	Chief Procurement Officer/Senior Managing Director, Bear Stearns/JP Morgan Chase (1993 -2009)	4

INTERESTED TRUSTEES AND OFFICERS

Name, Address and YEAR OF BIRTH	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held By TRUSTEES	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE OR OFFICER
Victor Fontana Year of Birth: 1955 c/o Registered Fund Solutions, LLC 125 Maiden Lane New York, NY 10038	Chairman and Trustee	Since Inception	Chief Operating Officer and President, Liberty Street Advisers, Inc. (2007 - present); Chief Operating Officer and President, HRC Portfolio Solutions, LLC (2007 – present); Chief Operating Officer and President, HRC Fund Associates, LLC ( 2007 – present); Chief Operating Officer and President, Maiden Lane Spin-Off Advisors, LLC (2011 – present); Chief Operating Officer and President, Registered Fund Solutions, LLC (2011 – present); Administrative Officer,	4

16

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Fund Management (unaudited) – March 31, 2014 (continued)

INTERESTED TRUSTEES AND OFFICERS (continued)

Name, Address and YEAR OF BIRTH	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held By TRUSTEES	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE OR OFFICER
			Institutional Research Services, Inc. (2007 – present); Business Development Manager, PCS Securities, Inc. (2008); Director of Transition Services, Investment Technology Group, Inc. (2005 – 2007).

Mark Garber Year of Birth:1961 c/o Registered Fund Solutions, LLC 125 Maiden Lane New York, NY 10038	President	Since Inception	President and Chief Investment Officer, Aetna Capital Management, LLC (2004 – present).	1

Brett Esterson Year of Birth:1977 c/o Registered Fund Solutions, LLC 125 Maiden Lane New York, NY 10038	Treasurer	Since Inception	Operations Manager, Aetna Capital Management, LLC (2007 - present); Vice President, Bear Stearns Asset Management (2003 – 2007).	1

John Canning Year of Birth: 1970 c/o Registered Fund Solutions, LLC 125 Maiden Lane New York, NY 10038	Chief Compliance Officer	Since Inception	Director, Cipperman Compliance Services (2011 – present); Director of Mutual Fund Administration, Nationwide Funds Group (2008 – 2011); Director Mutual Administration, BHR Fund Investment Managers, LP (2006 – 2008).	4

Benjamin Schmidt Year of Birth: 1976 c/o Registered Fund Solutions, LLC 125 Maiden Lane New York, NY 10038	Secretary	Since Inception	Assistant Vice President Fund Administration, UMB Fund Services, Inc. (2000 – present).	4

17

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Other Information (unaudited) – March 31, 2014

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, 2014 no later than August 31, 2014. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-855-552-5200 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

18

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Other Information (unaudited) – March 31, 2014 (continued)

Privacy Policy

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•      Social Security number

•      account balances

•      account transactions

•      transaction history

•      wire transfer instructions

•      checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ' personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-855-882-3862.

19

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Other Information (unaudited) – March 31, 2014 (continued)

What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

▪     open an account

▪     provide account information

▪     give us your contact information

▪     make a wire transfer

▪     tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪     sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪     affiliates from using your information to market to you

▪     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

▪     Our affiliates include companies such as HRC Fund Associates and PCS Securities and Aetna Inc. & its affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The Fund doesn’t jointly market.

20

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Mr. David G. Lee and Mr. Robert Seyferth are qualified to serve as the audit committee financial experts serving on its audit committee and that they are "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $30,000 for 2013 and $30,000 for 2014.

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2013 and $0 for 2014. The fees listed in item 4 (b) are related to out-of-pocket expenses in relation to the annual audit of the registrant.

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2013 and $4,000 for 2014.

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2013 and $0 for 2014.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 100%

(d) 0%

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2013 and $0 for 2014.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

SUMMARY OF Proxy Voting Policies and Procedures

Aetna Capital Management, LLC (“ACM”), as a matter of policy and as a fiduciary to its clients, has responsibility for voting proxies for securities consistent with the best interests of their clients. ACM maintains written policies and procedures as to the handling, voting and reporting of proxy voting and makes appropriate disclosures about ACM’s proxy policies and practices and the availability of ACM’s proxy voting record. ACM does not vote proxies regarding securities held by Underlying Funds but rather, may vote on issues regarding the Underlying Funds. In general, ACM does not receive proxies to be voted due to the nature of its investments on behalf of their clients; this policy is intended to comply with Rule 206(4)-6 in the infrequent instance that ACM receives a proxy, or other action requiring a vote, from an Underlying Fund.

In general, proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

ACM’s CCO has responsibility for implementation and monitoring of ACM’s proxy voting policy, practices, disclosures and record keeping, including outlining voting guidelines in its procedures.

ACM has adopted procedures to implement the firm’s proxy voting policy and to monitor and ensure its policy is observed and amended or updated, as appropriate, which include the following:

•	In the event ACM employees, officers, or directors receive proxy materials on behalf of a client, the employees, officers and directors will forward such materials to the appropriate portfolio manager;

•	The portfolio manager will (absent material conflicts of interest) analyze the proxy materials and make a written recommendation to the voting members of the Investment Committee as to how to vote each proxy. Along with his or her recommendation, the portfolio manager will provide a written certification that he is not subject to conflicts of interest regarding the underlying fund or the subject of the proxy. The portfolio manager may take into account information provided by the underlying fund’s personnel regarding the nature of the proxy.

•	Absent material conflicts, the President of ACM, in consultation with the investment committee, will determine how ACM should vote the proxy, taking into account the recommendation of the portfolio manager. Each voting member of the investment committee, including the President of ACM, will provide a written certification that he is not subject to conflicts of interest regarding the Underlying Fund or the subject of the proxy, and document that person’s proxy voting recommendation. The investment committee is responsible for ensuring that the decision is communicated to the portfolio manager promptly. The portfolio manager is responsible for coordinating this process in a timely and appropriate manner and delivering the proxy to the underlying fund prior to the deadline.

•	The portfolio manager will provide the CCO with the completed exhibits, any supporting documentation and the executed proxy.

The CCO shall retain the following proxy records in accordance with ACM’s recordkeeping policy:

•	These policies and procedures and any amendments;

•	Each proxy statement that ACM receives;

•	A record of each vote that ACM casts;

•	Any document ACM created that was material to making a decision how to vote proxies, or that memorializes that decision

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the members of Aetna Capital Management, LLC. (the "Investment Manager"), who are primarily responsible for the day-to-day portfolio management of the Aetna Multi-Strategy 1099 Fund as of June 4, 2014:

Name of Portfolio Management Team Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Portfolio Management Team Member

Mark D. Garber	President & Chief Investment Officer	Since Inception	President & Chief Investment Officer, Aetna Capital Management, LLC (1999-Present).	Portfolio Management

Robert Rocco	Managing Director	Since Inception	Managing Director, Aetna Capital Management, LLC (2004-Present).	Portfolio Management

Jon Rooney	Managing Director	Since Inception	Managing Director, Aetna Capital Management, LLC (2006-Present).	Portfolio Management

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than the Aetna Multi-Strategy 1099 Fund, for which the members of the Investment Committee of the Investment Manager are primarily responsible for the day-to-day portfolio management as of March 31, 2014:

	Number of Accounts and Total Value of Assets for Which Advisory Fee is Performance-Based:			Number of Other Accounts Managed and Total Value of Assets by Account Type for Which There is No Performance-Based Fee:
	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Mark D. Garber	Zero accounts	Two pooled investment vehicles with $615 million	Zero accounts	Zero accounts	Zero accounts	One other account with $175 million
Robert Rocco	Zero accounts	Two pooled investment vehicles with $615 million	Zero accounts	Zero accounts	Zero accounts	One other account with $175 million
Jon Rooney	Zero accounts	Two pooled investment vehicles with $615 million	Zero accounts	Zero accounts	Zero accounts	One other account with $175 million

Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:

The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. The Investment Manager seeks to manage such competing interests for the time and attention of a portfolio manager by having the portfolio manager focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Fund.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Investment Manager has adopted procedures for allocating portfolio transactions across multiple accounts.

The Investment Manager has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(a)(3) Compensation Structure of Portfolio Manager

Compensation of the Portfolio Management Team

The portfolio managers aren’t directly compensated for their work with respect to the Fund, however, the portfolio managers are compensated by the Investment Manager by salary and are eligible to participate in up to three separate compensation plans. Participation in each compensation plan is based on an employee’s overall contribution to achieving firm and client objectives. The Investment Manager has developed the plans to provide market-competitive compensation levels and to encourage retention through bonus deferrals and non-solicitation agreements.

(a)(4) Disclosure of Securities Ownership

Portfolio Management Team’s Ownership of Shares

Investment Committee Member	Dollar Range of Fund Shares Beneficially Owned
Mark D. Garber	None
Robert Rocco	None
Jon Rooney	None

(b) Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)    The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Code of ethics or any amendments thereto, that is subject to disclosure required by item 2 is attached hereto.

(a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)  Not applicable.

(b)      Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Aetna Multi-Strategy 1099 Fund

By (Signature and Title)*	/s/ Mark Garber
Mark Garber, President
(Principal Executive Officer)

Date	June 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark Garber
Mark Garber, President
(Principal Executive Officer)

Date	June 4, 2014

By (Signature and Title)*	/s/ Brett Esterson
Brett Esterson, Treasurer
(Principal Financial Officer)

Date	June 4, 2014

* Print the name and title of each signing officer under his or her signature.